INCOME TAXES - Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Loss before income taxes	$ (124,213)	$ (21,531)
Income tax provision	$ 0	$ 0
U.S. federal tax benefit at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	5.41%	7.84%
Non-deductible expenses and other	(0.21%)	(0.16%)
Share-based compensation	(0.33%)	(0.95%)
Compensation Disallowance under 162(m)	(4.43%)
Research and development credits	0.87%	0.79%
Initial public offering costs	(0.12%)
Interest on convertible note	(1.38%)
Warrant expense	(1.19%)
Derivative liability	(1.22%)
Change in valuation allowance, net	(18.40%)	(28.52%)